12. Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Relevant information of the Company's investees:
Total equity (deficit)	R$ (3,068,946)	R$ (3,356,751)	R$ (4,322,440)	R$ (332,974)
Net income (loss) for the year	378,209	1,102,364	(4,291,240)
Net income (loss) for the year attributable to the Company's interest (a)	R$ 87,097	R$ 881,329	R$ (4,501,109)
SCP Trip [Member]
Relevant information of the Company's investees:
Total number of shares	0	0
Capital stock	R$ 1,318	R$ 2,083
Interest	60.00%	60.00%
Total equity (deficit)	R$ 2,225	R$ 3,395
Goodwill on investment acquisition	0
Adjusted equity	1,333	2,038
Net income (loss) for the year	907	2,081
Net income (loss) for the year attributable to the Company's interest (a)	R$ 544	R$ 1,250
Netpoints Fidelidade S.A [Member]
Relevant information of the Company's investees:
Total number of shares	130,492,408	130,492,408
Capital stock	R$ 75,351	R$ 75,351
Interest	25.40%	25.40%
Total equity (deficit)	R$ (22,997)	R$ (14,991)
Goodwill on investment acquisition		15,184
Adjusted equity	0	0
Net income (loss) for the year	(9,344)	(29,050)
Net income (loss) for the year attributable to the Company's interest (a)	R$ 0	R$ (2,530)